UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21869
Highland Credit Strategies Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.
The Report to Shareholders is attached herewith.

Highland Credit Strategies Fund
TABLE OF CONTENTS

Fund Profile	3
Financial Statements	4
Investment Portfolio	5
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Statement of Cash Flows	15
Financial Highlights	16
Notes to Financial Statements	17
Additional Information	27
Important Information About This Report	29
Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.
Privacy Policy
     We recognize and respect your privacy expectations, whether you are a visitor to our web site, a potential shareholder, a current shareholder or even a former shareholder.
     Collection of Information. We may collect nonpublic personal information about you from the following sources:
•	Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;

•	Web site information, including any information captured through the use of “cookies”; and

•	Account history, including information about the transactions and balances in your accounts with us or our affiliates.
     Disclosure of Information. We may share the information we collect with our affiliates. We may also disclose this information as otherwise permitted by law. We do not sell your personal information to third parties for their independent use.
     Confidentiality and Security of Information. We restrict access to nonpublic personal information about you to our employees and agents who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.

FUND PROFILE (unaudited)
Highland Credit Strategies Fund
Objective
The Highland Credit Strategies Fund (the “Fund”) seeks to provide both current income and capital appreciation.
Total Net Assets of Common Shares as of June 30, 2011
$484.7 million
Portfolio Data as of June 30, 2011
The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time.
Quality Breakdown as of 06/30/11 (%)*

BBB	1.2
BB	15.0
B	53.1
CCC	10.5
CC	0.4
NR	19.8
Top 5 Sectors as of 06/30/11 (%)*

Healthcare	14.5
Financial	8.9
Broadcasting	8.1
Chemicals	7.6
Service	6.6
Top 10 Holdings as of 06/30/11 (%)*

Genesys Ventures IA, LP (Common Stocks)	5.9
ComCorp Broadcasting, Inc. (US Senior Loans)	4.6
Celtic Pharma Phinco B.V., PIK (Corporate Notes and Bonds)	2.2
TPC Group, LLC (Corporate Notes and Bonds)	2.1
Azithromycin Royalty Sub LLC (Corporate Notes and Bonds)	1.9
Sabre, Inc. (US Senior Loans)	1.8
TCD Pharma (Corporate Notes and Bonds)	1.8
Texas Competitive Electric Holdings Co., LLC (US Senior Loans)	1.6
US Airways Group, Inc. (US Senior Loans)	1.6
Ineos Holdings Ltd. (Foreign Denominated Senior Loans)	1.5

*	Quality is calculated as a percentage of total senior loans, asset-backed securities, notes and bonds. Sectors and holdings are calculated as a percentage of total assets. The quality ratings reflected were issued by Standard & Poor’s, a nationally recognized statistical rating organization. Quality ratings reflect the credit quality of the underlying loans and bonds in the Fund’s portfolio and not that of the Fund itself. Quality ratings are subject to change.
Semi Annual Report  |  3

FINANCIAL STATEMENTS

June 30, 2011	Highland Credit Strategies Fund

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details all of the Fund’s holdings and their value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and common share price as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per common share is calculated by dividing net assets by the number of common shares outstanding as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations applicable to common shareholders.

Statements of Changes in Net Assets	These statements detail how the Fund’s net assets were affected by its operating results, distributions to common shareholders and shareholder transactions from common shares (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statements of Changes in Net Assets also detail changes in the number of common shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per common share was affected by the Fund’s operating results. The Financial Highlights also disclose the Fund’s performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
4  |  Semi Annual Report

INVESTMENT PORTFOLIO

As of June 30, 2011 (unaudited)	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 77.4%

AEROSPACE - 8.3%
	Delta Air Lines, Inc.
1,970,063	New Term Loan, 4.25%, 03/07/16	1,946,678
10,000,000	Term Loan, 5.50%, 04/20/17	9,927,350
6,981,568	Term Loan Equipment Notes, 3.75%, 09/29/12 (b)	6,999,023
	Hawker Beechcraft Acquisition Co. LLC
1,441,714	Series A New Term Loan, 10.50%, 03/26/14	1,456,492
	IAP Worldwide Services, Inc.
2,209,671	Second Lien Term Loan, PIK, 13.50%, 06/28/13	2,354,880
	TransDigm, Inc.
5,771,000	First Lien Term Loan, 4.00%, 02/14/17	5,793,738
	US Airways Group, Inc.
12,772,736	Term Loan, 2.69%, 03/21/14	11,611,758

		40,089,919

BROADCASTING - 10.7%
	CMP Susquehanna Corp.
1,741,115	Term Loan, 2.19%, 05/05/13	1,729,301
	ComCorp Broadcasting, Inc.
3,584,549	Revolving Loan, 9.00%, 10/03/12 (c) (d)	3,352,270
35,860,392	Term Loan, 9.00%, 04/03/13 (c) (d)	33,536,638
	Entercom Radio LLC
2,693,154	Term A Loan, 1.34%, 06/29/12	2,638,335
	Hubbard Radio, LLC
750,000	First Lien Term Loan, 5.25%, 04/28/17	756,094
	Raycom TV Broadcasting, LLC
1,750,000	Term Loan B, 4.50%, 05/31/17 (b)	1,751,094
	Univision Communications, Inc.
7,910,125	Extended First Lien Term Loan, 4.44%, 03/31/17	7,524,507
	Young Broadcasting Holding Co., Inc.
490,186	Term Loan, 8.00%, 06/30/15	495,292

		51,783,531

CABLE/WIRELESS VIDEO - 1.9%
	Broadstripe, LLC
1,564,215	DIP Revolver, 7.25%, 12/31/11 (c) (e)	1,563,746
14,151,375	First Lien Term Loan, 06/30/12 (c) (f)	5,507,715
1,428,203	Revolver, 06/30/12 (c) (f)	555,857
	WideOpenWest Finance, LLC.
1,765,809	Series A New Term Loan, 6.69%, 06/30/14	1,771,883

		9,399,201

CHEMICALS - 1.2%
	W.R. Grace & Co.
1,597,107	5 Year Revolver (f)	3,008,550
1,597,107	Revolving Credit Loan (f)	3,008,550

		6,017,100

CONSUMER NON-DURABLES - 0.3%
	Revlon Consumer Products Corp.
1,250,000	Term Loan B, 4.75%, 11/19/17	1,253,675

DIVERSIFIED MEDIA - 3.1%
	Cengage Learning Acquisitions, Inc.
8,826,476	Term Loan, 2.50%, 07/03/14 (b)	7,955,523
	Cydcor, Inc.
4,178,727	First Lien Tranche B Term Loan, 9.00%, 02/05/13	4,103,008
3,000,000	Second Lien Tranche B Term Loan, 12.00%, 02/05/14 (c)	3,010,800

		15,069,331

ENERGY - 0.9%
	Alon USA Energy, Inc.
211,111	Edington Facility, 2.49%, 08/05/13	194,222
1,688,889	Paramount Facility, 2.48%, 08/05/13	1,553,778
	Big West Oil, LLC
1,911,298	Term Loan, 7.00%, 03/31/16	1,932,800
	Walter Energy Inc.
740,000	Term Loan B, 4.00%, 04/02/18	741,136

		4,421,936

FINANCIAL - 1.8%
	Nuveen Investments, Inc.
2,536,380	Non-Extended First Lien Term Loan, 3.26%, 11/13/14	2,508,188
5,750,000	Second Lien Term Loan, 12.50%, 07/31/15 (g)	6,145,312

		8,653,500

FOOD/TOBACCO - 3.7%
	Burger King Corp.
995,000	Tranche B Term Loan, 4.50%, 10/19/16	993,234
	Dean Foods Co.
994,975	2016 Tranche B Term Loan, 3.50%, 04/02/16	970,414
994,975	2017 Tranche B Term Loan, 3.70%, 04/02/17	980,050
	DS Waters of America, Inc.
1,798,889	Term Loan, 2.44%, 10/29/12	1,740,425
	DSW Holdings, Inc.
7,000,000	Term Loan, 4.19%, 03/02/12	6,679,190
	OSI Restaurant Partners, LLC
331,476	Pre-Funded RC Loan, 0.07%, 06/14/13	317,895
3,409,062	Term Loan, 2.50%, 06/14/14	3,269,392
	WM. Bolthouse Farms, Inc.
3,000,000	Second Lien Term Loan, 9.50%, 08/11/16	3,041,715

		17,992,315

See accompanying Notes to Financial Statements.  |  5

INVESTMENT PORTFOLIO (continued)

As of June 30, 2011 (unaudited)	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
FOREST PRODUCTS/CONTAINERS - 2.5%
	Consolidated Container Co., LLC
4,000,000	Second Lien Term Loan, 5.69%, 09/28/14	3,676,680
	Graham Packaging Co., L.P.
7,288,283	D Term Loan, 6.00%, 09/23/16	7,314,083
	Rock-Tenn Co.
1,000,000	Term Loan B, 3.50%, 05/28/18	1,003,910

		11,994,673

GAMING/LEISURE - 2.8%
	Ginn LA Conduit Lender, Inc.
3,937,249	First Lien Tranche A Credit-Linked Deposit, 06/08/12 (f)	324,823
8,438,203	First Lien Tranche B Term Loan, 06/08/12 (f)	696,152
	Harrah’s Las Vegas Propco, LLC
3,000,000	Senior Loan, 02/13/13 (b)	2,533,935
	LLV Holdco, LLC
4,214,897	Exit Revolving Loan, 15.00%, 12/31/12 (d) (e) (g)	4,172,748
	VML US Finance, LLC
2,176,773	Term B Delayed Draw Project Loan, 4.69%, 05/25/12	2,175,696
3,768,563	Term B Funded Project Loan, 4.69%, 05/27/13	3,766,698
	WAICCS Las Vegas 3 LLC
7,000,000	Second Lien Term Loan, 02/01/12 (f)	35,000

		13,705,052

HEALTHCARE - 2.1%
	DaVita, Inc.
2,189,000	Tranche B Term Loan, 4.50%, 10/20/16	2,198,763
	Emergency Medical Services Corp.
6,982,500	Initial Term Loan, 5.25%, 05/25/18	6,967,662
	Universal Health Services, Inc.
994,576	Tranche B Term Loan 2011, 4.00%, 11/15/16	999,062

		10,165,487

HOUSING (f) - 0.3%
	LBREP/L-Suncal Master I, LLC
3,190,581	First Lien Term Loan, 01/19/12 (c)	692,356
	Westgate Investments, LLC
8,952,413	Senior Secured Loan, 09/25/11	892,642
2,276,778	Senior Unsecured Loan, 09/25/12	44,926
4,426,328	Third Lien Term Loan, 06/30/15	15,718

		1,645,642

INFORMATION TECHNOLOGY - 6.1%
	Avaya Inc.
3,270,749	Term B-1 Loan, 3.01%, 10/24/14	3,150,761
4,774,667	Term Loan B-3, 4.76%, 10/26/17	4,606,551

	Commscope, Inc.
2,882,775	Term Loan, 5.00%, 01/14/18	2,904,410
	Dealer Computer Services, Inc.
1,500,000	Tranche B Term Loan, 3.75%, 04/21/18	1,499,250
	Kronos, Inc.
4,000,000	Second Lien Term Loan, 6.00%, 06/11/15	3,975,020
	Online Resources Corp.
629,412	Term Loan, 2.69%, 02/21/12	624,691
	Vertafore, Inc.
7,514,270	Lien Term Loan, 5.25%, 07/29/16	7,541,997
5,000,000	Second Lien Term Loan, 9.75%, 10/29/17	5,089,075

		29,391,755

MANUFACTURING - 1.8%
	Goodman Global, Inc.
5,265,224	Initial First Lien Term Loan, 5.75%, 10/28/16	5,288,261
	Tomkins, LLC / Tomkins, Inc.
3,624,590	Term Loan B-1, 4.25%, 09/29/16	3,630,969

		8,919,230

RETAIL - 6.9%
	Burlington Coat Warehouse Corp.
1,895,250	Term Loan B, 6.25%, 02/23/17	1,896,434
	Guitar Center, Inc.
6,334,043	Extended Term Loan, 5.50%, 04/09/17	5,963,026
	Gymboree Corporation.
2,537,250	Term Loan, 5.00%, 02/23/18	2,461,526
	J. Crew Group, Inc.
4,100,000	Term Loan, 4.75%, 03/07/18	3,933,724
	Michaels Stores, Inc.
6,420,083	B-2 Term Loan, 4.79%, 07/31/16	6,397,099
	Neiman Marcus Group Inc.
4,500,000	Term Loan, 4.75%, 05/16/18	4,444,762
	Pilot Travel Centers, LLC
4,000,000	Initial Tranche B Term Loan, 4.25%, 03/30/18	4,018,340
	Spirit Finance Corp.
4,300,000	Term Loan, 3.45%, 08/01/13	4,098,459

		33,213,370

ASERVICE - 6.2%
	Advantage Sales & Marketing, Inc.
995,000	First Lien Term Loan, 5.25%, 12/18/17	997,985
	First Data Corp.
11,713,847	Initial Tranche B-1 Term Loan, 2.94%, 09/24/14	10,871,211
	Sabre, Inc.
15,233,118	Initial Term Loan, 2.21%, 09/30/14 (b)	13,713,005
	Safety-Kleen Systems, Inc.
788,110	Synthetic Letter of Credit, 3.10%, 08/02/13	779,985
3,606,426	Term B Loan, 3.25%, 08/02/13	3,569,244

		29,931,430

6   |   See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (continued)

As of June 30, 2011 (unaudited)	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
TELECOMMUNICATIONS - 8.6%
	FairPoint Communications, Inc.
9,314,016	Term Loan, 6.50%, 01/22/16	8,365,988
	Getty Images, Inc.
7,421,602	Initial Term Loan, 5.25%, 11/07/16	7,470,770
	Level 3 Financing, Inc.
5,611,000	Tranche A Term Loan, 2.53%, 03/13/14	5,447,047
	MetroPCS Wireless, Inc.
9,950,042	Tranche B-3 Term Loan, 3.95%, 03/19/18	9,973,375
	Syniverse Technologies, Inc.
1,791,000	Term Loan, 5.25%, 12/21/17	1,802,194
	TWCC Holding Corp.
4,876,790	Term Loan, 4.25%, 02/11/17	4,901,857
	U.S. Telepacific Corp.
3,641,816	Term Loan Advance, 5.75%, 02/23/17	3,635,752

		41,596,983

TRANSPORTATION — AUTOMOTIVE - 3.4%
	Allison Transmission, Inc.
4,865,982	Term Loan, 2.94%, 08/07/14	4,775,182
	Delphi Corp.
6,414,474	Tranche B Term Loan, 3.50%, 03/31/17	6,460,947
	Federal-Mogul Corp.
2,841,734	Tranche B Term Loan, 2.13%, 12/29/14	2,694,319
1,449,864	Tranche C Term Loan, 2.13%, 12/28/15	1,374,652
	Key Safety Systems, Inc.
1,179,277	First Lien Term Loan, 2.44%, 03/08/14	1,109,010

		16,414,110

TRANSPORTATION — LAND TRANSPORTATION - 0.7%
	New Century Transportation, Inc.
1,696,794	Term Loan, 7.19%, 08/14/12	1,484,695
	SIRVA Worldwide, Inc.
3,720,713	Second Lien Term Loan, PIK, 10.00%, 05/12/15	2,139,410

		3,624,105

UTILITY - 4.1%
	Dynegy Holdings, Inc.
7,418,848	Letter of Credit Facility Term Loan, 4.03%, 04/02/13	7,281,636
429,493	Tranche B Term Loan, 4.03%, 04/02/13	421,550
	GBGH, LLC
1,982,379	First Lien Term Loan, 06/09/13 (c) (f)	152,048
843,192	Second Lien Term Loan, 06/09/14 (c) (f)	—
	Texas Competitive Electric Holdings Company, LLC Extended Term Loan 2017
15,329,417	Term Loan, 4.73%, 10/10/17	12,019,796

		19,875,030

	Total US Senior Loans (Cost $417,229,836)	375,157,375

Foreign Denominated or Domiciled

Senior Loans (a) - 10.1%

AUSTRALIA - 2.1% AUD
	SMG H5 Pty., Ltd.
9,734,302	Facility A Term Loan, 6.86%, 12/24/12	10,150,536

CANADA - 2.0% USD
	CCS, Inc.
9,898,893	Term Loan, 3.25%, 11/14/14	9,437,555

IRELAND - 0.6% USD
	SSI Investments II Ltd.
2,935,159	Term Loan, 6.50%, 05/26/17	2,982,855

NETHERLANDS - 0.8% EUR
	Sensata Technology BV
3,947,000	Term Loan, 4.00%, 05/12/18	3,946,763

SAINT LUCIA - 0.3% USD
	Digicel International Finance, Ltd.
1,400,252	Tranche A — T&T, 2.75%, 09/30/12	1,401,127

UNITED KINGDOM - 4.3% EUR
	Ineos Holdings Ltd.
6,553,945	Term B1 Facility, 7.50%, 12/16/13	9,881,422
7,196,055	Term C1 Facility, 8.00%, 12/16/14	10,901,700

		20,783,122

	Total Foreign Denominated or Domiciled Senior Loans(Cost $44,843,728)	48,701,958

Principal Amount ($)
US Asset-Backed Securities (h) - 10.7%
	ABCLO, Ltd.
2,000,000	Series 2007-1A, Class C, 2.13%, 04/15/21 (i)	1,380,000
	ACA CLO, Ltd.
4,000,000	Series 2006-2A, Class B, 0.99%, 01/20/21 (i)	2,960,000
2,000,000	Series 2007-1A, Class D, 2.63%, 06/15/22 (i)	1,530,000
	Babson CLO, Ltd.
1,000,000	Series 2007-2A, Class D, 1.98%, 04/15/21 (i)	800,000
	Bluemountain CLO, Ltd.
1,000,000	Series 2007-3A, Class D, 1.65%, 03/17/21 (i)	650,000
	Cent CDO, Ltd.
2,000,000	Series 2007-15A, Class C, 2.50%, 03/11/21 (i)	1,570,180
See accompanying Notes to Financial Statements.   |   7

INVESTMENT PORTFOLIO (continued)

As of June 30, 2011 (unaudited)	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Asset-Backed Securities (continued)
	Columbus Nova CLO, Ltd.
2,000,000	Series 2007- 1A, Class D, 1.61%, 05/16/19 (i)	1,340,000
	Commercial Industrial Finance Corp.
1,000,000	Series 2006-1BA, Class B2L, 4.25%, 12/22/20	749,900
962,970	Series 2006-2A, Class B2L, 4.25%, 03/01/21 (i)	717,702
	Cornerstone CLO, Ltd.
2,500,000	Series 2007-1A, Class C, 2.68%, 07/15/21 (i)	1,756,000
	Goldman Sachs Asset Management
	CLO PLC
4,000,000	Series 2007-1A, Class D, 3.02%, 08/01/22 (i)	3,340,000
847,661	Series 2007-1A, Class E, 5.27%, 08/01/22 (i)	678,129
	Greywolf CLO, Ltd
1,000,000	Series 2007-1A, Class D, 1.76%, 02/18/21 (i)	742,200
814,466	Series 2007-1A, Class E, 4.21%, 02/18/21 (i)	635,284
	GSC Partners CDO Fund, Ltd.
3,000,000	Series 2007-8A, Class C, 1.75%, 04/17/21 (i)	2,028,540
	Gulf Stream Sextant CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 2.65%, 06/17/21 (i)	710,000
	Hillmark Funding
2,000,000	Series 2006-1A, Class C, 1.96%, 05/21/21 (i)	1,495,100
612,103	Series 2006-1A, Class D, 3.86%, 05/21/21 (i)	459,077
	Inwood Park CDO, Ltd.
1,000,000	Series 2006-1A, Class C, 0.97%, 01/20/21 (i)	815,000
1,000,000	Series 2006-1A, Class D, 1.67%, 01/20/21 (i)	770,000
	Limerock CLO
2,000,000	Series 2007-1A, Class D, 3.62%, 04/24/23 (i)	1,410,000
	Madison Park Funding Ltd.
2,000,000	Series 2007-5A, Class C, 1.71%, 02/26/21 (i)	1,487,980
1,500,000	Series 2007-5A, Class D, 3.76%, 02/26/21 (i)	1,103,220
	Marquette US/European CLO, PLC
1,000,000	Series 2006-1A, Class D1, 2.03%, 07/15/20 (i)	693,050
	Navigator CDO, Ltd.
835,038	Series 2006-2A, Class D, 3.75%, 09/20/20 (i)	605,294
	Ocean Trails CLO
1,000,000	Series 2006-1A, Class D, 4.04%, 10/12/20 (i)	764,500
2,500,000	Series 2007-2A, Class C, 2.63%, 06/27/22 (i)	1,937,500
	PPM Grayhawk CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 1.68%, 04/18/21 (i)	630,000
826,734	Series 2007-1A, Class D, 3.88%, 04/18/21 (i)	617,959
	Primus CLO, Ltd.
5,000,000	Series 2007-2A, Class D, 2.68%, 07/15/21 (i)	3,464,000
1,889,756	Series 2007-2A, Class E, 5.03%, 07/15/21 (i)	1,233,066
	Rampart CLO, Ltd.
4,000,000	Series 2006-1A, Class C, 1.73%, 04/19/21 (i)	2,949,480
	St. James River CLO, Ltd.
2,287,217	Series 2007-1A, Class E, 4.55%, 06/11/21 (i)	2,014,307
	Stanfield Daytona CLO, Ltd.
1,200,000	Series 2007-1A, Class B1L, 1.62%, 04/27/21 (i)	888,120
	Stanfield McLaren CLO, Ltd.
4,000,000	Series 2007-1A, Class B1L, 2.65%, 02/27/21 (i)	3,058,800
	Stone Tower CLO, Ltd.
2,000,000	Series 2007-6A, Class C, 1.63%, 04/17/21 (i)	1,476,000
	Venture CDO, Ltd.
2,000,000	Series 2007-9A, Class D, 4.44%, 10/12/21 (i)	1,580,000
	Westbrook CLO, Ltd.
1,000,000	Series 2006-1A, Class D, 1.95%, 12/20/20 (i)	812,800

	Total US Asset-Backed Securities (Cost $49,037,923)	51,853,188

Principal Amount
Foreign Asset-Backed Securities (h) - 1.1%

IRELAND - 1.1% USD
	Static Loan Funding
2,000,000	Series 2007-1X, Class D, 5.80%, 07/31/17	2,609,717
2,000,000	Series 2007-1X, Class E, 8.30%, 07/31/17	2,609,717

	Total Foreign Asset-Backed Securities (Cost $5,704,352)	5,219,434

Principal Amount ($)
Corporate Notes and Bonds - 30.6%
AEROSPACE - 0.0%
	Northwest Airlines Corp.
2,500,000	12/30/27 (f)	19,000

BROADCASTING - 1.1%
	Univision Communications, Inc.
5,000,000	7.88%, 11/01/20 (i)	5,150,000

CHEMICALS - 6.1%
	Lyondell Chemical Co.
7,550,000	11.00%, 05/01/18	8,493,750
	Polyone Corp.
5,000,000	7.38%, 09/15/20	5,250,000
	TPC Group, LLC
15,000,000	8.25%, 10/01/17 (i)	15,600,000

		29,343,750

8   |   See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (continued)

As of June 30, 2011 (unaudited)	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
DIVERSIFIED MEDIA - 0.8%
	AMC Networks, Inc.
250,000	7.75%, 07/15/21 (i)	261,875
	Baker & Taylor, Inc.
4,300,000	11.50%, 07/01/13 (i)	3,655,000

		3,916,875

ENERGY - 2.5%
	Calumet Specialty Products Partners LP
2,785,000	9.38%, 05/01/19 (i)	2,882,475
	Northern Tier Energy LLC
4,000,000	10.50%, 12/01/17 (i)	4,430,000
	Venoco, Inc.
5,000,000	8.88%, 02/15/19 (i)	5,025,000

		12,337,475

FOOD AND DRUG - 0.9%
	Rite Aid Corp.
4,000,000	10.38%, 07/15/16	4,270,000

FOREST PRODUCTS/CONTAINERS - 1.4%
	Appleton Papers, Inc.
6,000,000	10.50%, 06/15/15 (i)	6,285,000
	Darling International, Inc.
250,000	8.50%, 12/15/18 (i)	271,250
	NewPage Holding Corp., PIK
381,967	7.43%, 11/01/13 (h)	10,027

		6,566,277

HEALTHCARE - 9.7%
	Azithromycin Royalty Sub LLC
15,000,000	16.00%, 05/15/19 (i)	13,800,000
	Celtic Pharma Phinco B.V. PIK
67,236,543	06/15/12 (c) (f) (i)	16,128,766
	Fosamprenavir Pharma
2,810,745	15.50%, 06/15/18 (i)	2,698,315
	Pharma IV (Eszopiclone)
1,267,486	12.00%, 06/30/14 (i)	1,204,112
	TCD Pharma
15,462,336	16.00%, 04/15/24 (i)	13,142,986

		46,974,179

INFORMATION TECHNOLOGY - 2.6%
	Avaya, Inc.
4,000,000	7.00%, 04/01/19 (i)	3,890,000
	Commscope, Inc.
3,000,000	8.25%, 01/15/19 (i)	3,105,000
	Freescale Semiconductor, Inc.
5,000,000	10.13%, 03/15/18 (i)	5,575,000
	New Holding, Inc.
357,689	15.00%, 03/12/13 (c)	282,181

		12,852,181

SERVICE - 1.3%
	Travelport LLC
7,000,000	9.88%, 09/01/14	6,475,000

TELECOMMUNICATIONS - 0.7%
	MetroPCS Wireless, Inc.
3,115,000	7.88%, 09/01/18	3,313,581

TRANSPORTATION - 1.8%
	Dana Holding Corp.
2,500,000	6.50%, 02/15/19	2,487,500
2,500,000	6.75%, 02/15/21	2,478,125
	Visteon Corp.
4,000,000	6.75%, 04/15/19 (i)	3,880,000

		8,845,625

TRANSPORTATION — AUTOMOTIVE - 0.5%
	DPH Holdings Corp.
3,750,000	05/01/12 (f)	84,375
3,933,000	06/15/12 (f)	88,492
8,334,000	05/01/29 (f) (j)	187,515
1,000,000	5.88%, 05/15/19	985,000
1,000,000	6.13%, 05/15/21	992,500

		2,337,882

UTILITY - 1.2%
	Calpine Corp.
3,000,000	7.25%, 10/15/17 (i)	3,060,000
	Texas Competitive Electric Holdings Co. LLC
3,000,000	11.50%, 10/01/20	2,962,500

		6,022,500

	Total Corporate Notes and Bonds (Cost $201,978,300)	148,424,325

Common Stocks (k) - 14.4%

BROADCASTING - 0.1%
2,010,616	Communications Corp. of America (c) (d)	—
220	Young Broadcasting Holding Co., Inc., Class A	616,000

		616,000

DIVERSIFIED MEDIA - 1.6%
1,000,000	Adelphia Recovery Trust	6,000
46,601	American Banknote Corp. (c)	412,885
3,565	Endurance Business Media, Inc., Class A	39,213
45,168	Fairpoint Communications, Inc.	415,997
18,000	Gray Television, Inc., Class A	41,310
308,875	Metro-Goldwyn-Mayer, Inc., Class A	6,949,688

		7,865,093

GAMING/LEISURE (c) (d) - 1.6%
	LLV Holdco, LLC — Litigation
13	Trust Units	—
	LLV Holdco, LLC — Series A
26,712	Membership Interest	7,813,401
	LLV Holdco, LLC — Series B
144	Membership Interest	42,151

		7,855,552

See accompanying Notes to Financial Statements.   |   9

INVESTMENT PORTFOLIO (continued)

As of June 30, 2011 (unaudited)	Highland Credit Strategies Fund

Shares		Value ($)
HEALTHCARE - 8.9%
24,000,000	Genesys Ventures IA, LP (c) (d)	43,200,000

INFORMATION TECHNOLOGY - 0.1%
48,210	Magnachip Semiconductor Corp.	555,378
9,342	New Holding, Inc. (c)	—

		555,378

METALS/MINERALS - 0.3%
3,353	Euramax International, Inc.	1,173,550

SERVICE - 0.5%
200,964	Safety-Kleen Systems, Inc.	2,411,572

UTILITY - 0.0%
81,194	Entegra TC LLC	62,925
4,365	GBGH, LLC (c)	—

		62,925

WIRELESS COMMUNICATIONS - 1.3%
	ICO Global Communications
2,260,529	Holding Ltd.	6,261,665

	Total Common Stocks (Cost $182,828,329)	70,001,735

Preferred Stocks (k) - 1.3%
4,464,284	Dfine, Inc., Series D (c)	4,057,141
2,647,663	Dfine, Inc., Series E (c)	2,406,196

	Total Preferred Stocks (Cost $12,268,793)	6,463,337

Units
Warrants (k) - 0.7%
1,271	GBGH LLC, expires 06/09/14 (c)	—
49,317	IAP Worldwide Services, Inc., Series A, expires 06/12/15 (c)	981,408
14,444	IAP Worldwide Services, Inc., Series B, expires 06/12/15 (c)	198,605
7,312	IAP Worldwide Services, Inc., Series C, expires 06/12/15 (c)	38,754
602	LLV Holdco, LLC, Series C, expires 07/15/15 (c) (d)	—
828	LLV Holdco, LLC, Series D, expires 07/15/15 (c) (d)	—
925	LLV Holdco, LLC, Series E, expires 07/15/15 (c) (d)	—
1,041	LLV Holdco, LLC, Series F, expires 07/15/15 (c) (d)	—
1,179	LLV Holdco, LLC, Series G, expires 07/15/15 (c) (d)	—
643,777	Microvision, Inc., expires 07/23/13	234,979
597	Young Broadcasting Holding Co., Inc., expires 12/24/24	1,671,600

	Total Warrants (Cost $1,189,391)	3,125,346

Total Investments - 146.3% (Cost of $915,080,652) (l)		708,946,698

Other Assets & Liabilities, Net — (46.3)%		(224,250,587)

Net Assets applicable to Common Shareholders - 100.0%		$484,696,111

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests, generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at June 30, 2011. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $123,932,918, or 25.6% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2011.

(d)	Affiliated issuers. See Note 12.

(e)	Senior Loan assets have additional unfunded loan commitments. See Note 11.

(f)	The issuer is in default of its payment obligation. Income is not being accrued.

(g)	Fixed rate senior loan.

(h)	Floating rate asset. The interest rate shown reflects the rate in effect at June 30, 2011.

(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2011, these securities amounted to $161,148,067 or 33.2% of net assets.

(j)	Securities (or a portion of securities) on loan. See Note 10. (k) Non-income producing security.

(l)	Cost for U.S. federal income tax purposes is $915,080,652.

AUD	Australian Dollar

EUR	Euro Currency

GBP	Great Britain Pound

CSF	Credit Suisse First Boston

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

DIP	Debtor-in-Possession

PIK	Payment-in-Kind

PNC	PNC Financial Services
10   |    See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (continued)

As of June 30, 2011 (unaudited)	Highland Credit Strategies Fund

Foreign Denominated or Domiciled Senior Loans & Foreign Asset Backed Securities Industry Concentration Table:
(% of Net Assets)

Chemicals	4.3%
Diversified Media	2.1%
Service	2.0%
Financial	1.1%
Manufacturing	0.8%
Information Technology	0.6%
Telecommunications	0.3%

Total	11.2%

Forward foreign currency contracts outstanding as of June 30, 2011 were as follows:

			Principal		Net
Contracts			Amount		Unrealized
to Buy or		Counter	Covered by	Expi-	Appreciation/
to Sell	Currency	-party	Contracts	ration	(Depreciation)*

Sell	AUD	CSF	10,094,258	10/14/11	(306,685)
Sell	EUR	PNC	15,175,756	08/04/11	450,879
Sell	EUR	CSF	2,640,000	11/10/11	(101,224)

					$42,970

*	The primary risk exposure is foreign currency risk. (See Notes 2 and 14).
See accompanying Notes to Financial Statements.    |   11

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2011 (unaudited)	Highland Credit Strategies Fund

($)
Assets:
Unaffiliated issuers, at value (cost $753,491,081)	616,829,490
Affiliated issuers, at value (cost $161,589,571) (Note 12)	92,117,208

Total investments, at value (cost $915,080,652)	708,946,698
Cash and foreign currency *	15,465,149
Cash held as collateral for securities loaned (Note 10)	9,946
Net unrealized appreciation on forward foreign currency contracts	450,879
Receivable for:
Investments sold	3,334,022
Dividends and interest receivable	6,174,310
Other assets	47,297

Total assets	734,428,301

Liabilities:
Notes payable (Note 7 and 8)	230,000,000
Net unrealized depreciation on forward foreign currency contracts	407,909
Net discount and unrealized depreciation on unfunded transactions (Note 11)	492,562
Payable upon receipt of securities loaned (Note 10)	9,946
Payables for:
Investments purchased	16,957,893
Investment advisory fee payable (Note 4)	575,894
Administration fee (Note 4)	115,179
Trustees’ fees (Note 4)	44,395
Interest expense (Note 7 and 8)	743,091
Accrued expenses and other liabilities	385,321

Total liabilities	249,732,190

Net Assets Applicable To Common Shares	484,696,111

Composition of Net Assets:
Par value of common shares (Note 1)	63,881
Paid-in capital in excess of par value of common shares	1,154,158,037
Undistributed net investment income	2,729,929
Accumulated net realized gain/(loss) from investments and foreign currency transactions	(466,206,037)
Net unrealized appreciation/(depreciation) on investments, unfunded transactions, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currency	(206,049,699)

Net Assets Applicable to Common Shares	484,696,111

Common Shares
Net assets	484,696,111
Shares outstanding (unlimited authorization)	63,881,473
Net asset value per share (Net assets/shares outstanding)	7.59

*	Includes foreign currency held at value of $91,804, with a cost of $92,160.
12      |      See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (unaudited)	Highland Credit Strategies Fund

($)
Investment Income:
Interest from unaffiliated issuers	19,822,701
Interest from affiliated issuers (Note 12)	2,080,574
Securities lending income (Note 10)	1,483

Total investment income	21,904,758

Expenses:
Investment advisory fees (Note 4)	3,248,039
Administration fees (Note 4)	649,608
Accounting service fees	162,592
Transfer agent fee	41,378
Trustees’ fees (Note 4)	86,280
Custodian fees	30,909
Registration fees	28,295
Reports to shareholders	101,657
Audit fees	74,136
Legal fees	694,247
Insurance expense	92,424
Interest expense (Notes 7 and 8)	2,008,790
Commitment fee expense (Note 7)	42,813
Other expenses	86,415

Total operating expenses	7,347,583

Net investment income	14,557,175

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments from unaffiliated issuers	3,545,244
Net realized gain/(loss) on forward foreign currency contracts (1)	(2,539,609)
Net realized gain/(loss) on foreign currency transactions	(35,192)
Net change in unrealized appreciation/(depreciation) on investments	(7,013,233)
Net change in unrealized appreciation/(depreciation) on unfunded transactions (Note 11)	2,926,655
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts (1)	399,410
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currency	(1,942,327)

Net realized and unrealized gain/(loss) on investments	(4,659,052)

Net increase in net assets from operations	9,898,123

(1)	The primary risk exposure is foreign currency risk (see Notes 2 and 14).
See accompanying Notes to Financial Statements.   |   13

STATEMENTS OF CHANGES IN NET ASSETS
Highland Credit Strategies Fund

	Six Months
	Ended
	June 30, 2011	Year Ended
	(unaudited)	December 31, 2010
	($)	($)
From Operations
Net investment income	14,557,175	37,849,673
Net realized gain/(loss) on investments and foreign currency transactions	970,443	(57,188,082)
Net change in unrealized appreciation/(depreciation) on investments, unfunded transactions, forward foreign currency contracts, senior loan based derivatives and translation of assets and liabilities denominated in foreign currency	(5,629,495)	92,512,177

Net change in net assets from operations	9,898,123	73,173,768

Distributions Declared to Common Shareholders
From net investment income	(18,357,775)	(40,172,474)

Total distributions declared to common shareholders	(18,357,775)	(40,172,474)

Share Transactions from Common Shares
Distributions reinvested	402,972	987,652

Net increase from share transactions from common shares	402,972	987,652

Total decrease in net assets from common shares	(8,056,680)	33,988,946

Net Assets Applicable to Common Shares
Beginning of year	492,752,791	458,763,845

End of year (including undistributed net investment income of $2,729,929 and $6,530,529, respectively)	484,696,111	492,752,791

Change in Common Shares
Issued for distributions reinvested	52,120	129,924

Net increase in common shares	52,120	129,924

14   |   See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2011 (unaudited)	Highland Credit Strategies Fund

($)
Cash Flows Provided by Operating Activities
Net investment income	14,557,175

Adjustments to Reconcile Net Investment Income to Net Cash and Foreign Currency Provided by Operating Activities
Purchase of investment securities	(334,353,365)
Proceeds from disposition of investment securities	200,078,967
Increase in receivable for investments sold	(631,703)
Increase in interest and fees receivable	(1,254,683)
Decrease in receivable for securities lending	5,779,810
Decrease in other assets	60,957
Net amortization/(accretion) of premium/(discount)	(48,061)
Realized gain/(loss) on forward foreign currency contracts	(2,539,609)
Increase in payable for investments purchased	12,451,247
Increase in payables to related parties	69,748
Increase in interest payable	50,091
Decrease in payable upon receipt of securities loaned	(5,779,810)
Decrease in other expenses and liabilities	(142,866)

Net cash and foreign currency used by operating activities	(111,702,102)

Cash Flows Used by Financing Activities
Increase in notes payable (Note 7)	110,000,000
Distributions paid in cash	(18,187,597)

Net cash flow used by financing activities	91,812,403

Effect of exchange rate changes on cash	(2,513,829)

Net decrease in cash and foreign currency	(22,403,528)

Cash and Foreign Currency
Beginning of the period	37,868,677

End of the period	15,465,149

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	1,958,699

See accompanying Notes to Financial Statements.   |   15

FINANCIAL HIGHLIGHTS
Highland Credit Strategies Fund
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended
Common Shares Per Share	June 30, 2011		Years Ended December 31,
Operating Performance:	(unaudited)		2010	2009	2008	2007	2006(a)
Net Asset Value, Beginning of Year	$7.72		$7.20	$6.51	$17.99	$20.08	$19.06

Income from Investment Operations:
Net investment income	0.23		0.59	0.74	1.35	1.71	0.71
Net realized and unrealized gain/(loss) on investments	(0.07)		0.56	0.74	(9.79)	(1.85)	0.91

Total from investment operations	0.16		1.15	1.48	(8.44)	(0.14)	1.62
Less Distributions Declared to Common Shareholders:
From net investment income	(0.29)		(0.63)	(0.79)	(1.46)	(1.65)	(0.60)
From net realized gains	—		—	—	(0.26)	(0.30)	—

Total distributions declared to common shareholders	(0.29)		(0.63)	(0.79)	(1.72)	(1.95)	(0.60)

Dilutive impact of rights offering	—		—	—	(1.32)	—	—

Net Asset Value, End of Year	$7.59		$7.72	$7.20	$6.51	$17.99	$20.08
Market Value, End of Year	$7.68		$7.58	$6.31	$5.70	$15.82	$21.16
Market Value Total Return(c)	5.17	%(b)	30.76%	27.69%	(57.84)%	(17.05)%	9.06	%(b)

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$484,696		$492,753	$458,764	$361,211	$621,078	$692,964

Common Share Information at End of Year:
Ratios based on average net assets of common shares:
Gross operating expenses (including interest and commitment fee expense)	2.98%		3.14%	3.90%	3.78%	4.03%	2.56%
Interest and commitment fee expense	0.83%		1.01%	1.49%	1.63%	2.16%	1.03%
Dividend expense from short positions	N/A		— (d)	— (d)	0.17%	0.03%	N/A
Fees and expenses waived	—		(0.14)%	(0.31)%	(0.09)%	—	—
Net expenses	2.98%		3.00%	3.59%	3.86%	4.06%	2.56%
Net investment income	5.90%		7.92%	11.09%	11.36%	8.64%	7.37%
Ratios based on managed net assets of common shares:
Gross operating expenses (including interest and commitment fee expense)	2.26%		2.51%	3.12%	2.69%	2.94%	2.20%
Interest and commitment fee expense	0.63%		0.81%	1.19%	1.16%	1.58%	0.89%
Dividend expense from short positions	N/A		— (d)	— (d)	0.12%	0.02%	N/A
Fees and expenses waived	—		(0.11)%	(0.25)%	(0.06)%	—	—
Net expenses	2.26%		2.40%	2.87%	2.75%	2.96%	2.20%
Net investment income	4.48%		6.34%	8.88%	8.12%	6.31%	6.33%
Portfolio turnover rate	31	% (b)	91%	88%	78%	66%	46	%(b)

(a)	Highland Credit Strategies Fund commenced investment operations on June 29, 2006.

(b)	Not annualized.

(c)	Based on market value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan.

(d)	Less than 0.005%.
16   |   See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2011	Highland Credit Strategies Fund
Note 1. Organization and Operations
Highland Credit Strategies Fund (the “Fund”) is a Delaware statutory trust and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund trades on the New York Stock Exchange under the ticker symbol HCF. The Fund may issue an unlimited number of common shares, par value $0.001 per share (“Common Shares”). The Fund commenced operations on June 29, 2006.
Investment Objective
The Fund seeks to provide both current income and capital appreciation.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
Use of Estimates
The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.
Fund Valuation
The net asset value (“NAV”) of the Fund’s common shares is calculated each week, in connection with each issuance of common shares by the Fund, as of each distribution date (after giving effect to the relevant declaration) and on such other dates as determined by the Fund’s Board of Trustees (the “Board” or “Trustees”), or its designee, in accordance with procedures approved by the Board. The NAV is calculated by dividing the value of the Fund’s net assets attributable to common shares by the numbers of common shares outstanding.
Valuation of Investments
In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations use those quotations for valuation. Securities for which there are no readily available market quotations will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined have the capability to provide appropriate pricing services and have been approved by the Trustees.
Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events that occur between the time when market price is determined and calculation of the Fund’s net asset value materially affect the value of securities), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Fair Value Measurements:
The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Semi Annual Report     |    17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2011	Highland Credit Strategies Fund
Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
As of June 30, 2011, the Fund’s investments consisted of senior loans, corporate notes and bonds, asset-backed securities, common stock, preferred stock and warrants. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
The fair value of the Fund’s common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
For investments which do not have readily available quotations or are not priced by a pricing service or broker, the Fund will determine the investments’ fair value, as determined by the Board or its designee in accordance with procedures approved by the Board, taking into account relevant factors. These factors include: 1) fundamental analytical data relating to the investment, 2) the nature and duration of restrictions on disposition of the securities and 3) an evaluation of the forces that influence the market in which the investment is purchased and sold.
At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of June 30, 2011 is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Investment	June 30, 2011	Price	Input	Input
Assets
Common Stocks
Broadcasting	$616,000	$—	$—	$616,000
Diversified Media	7,865,093	463,307	—	7,401,786
Gaming/Leisure	7,855,552	—	—	7,855,552
Healthcare	43,200,000	—	—	43,200,000
Information Technology	555,378	555,378	—	—
Metals/Minerals	1,173,550	—	—	1,173,550
Service	2,411,572	—	—	2,411,572
Utility	62,925	—	—	62,925
Wireless Communication	6,261,665	6,261,665	—	—
18    |    Semi Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2011	Highland Credit Strategies Fund

			Level 2	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Investment	June 30, 2011	Price	Input	Input
Preferred Stocks	$6,463,337	$—	$—	$6,463,337
Warrants	3,125,346	234,979	—	2,890,367
Debt
Senior Loans	423,859,333	—	337,823,671	86,035,662
Asset-Backed Securities	57,072,622	—	—	57,072,622
Corporate Debt	148,424,325	—	100,807,583	47,616,742
Other Financial Instruments*
Forward foreign exchange contracts	450,879	—	450,879	—

Total Assets	709,397,577	7,515,329	439,082,133	262,800,115
Liabilities
Other Financial Instruments*
Forward foreign exchange contracts	(407,909)	—	(407,909)	—

Total Liabilities	(407,909)	—	(407,909)	—

Total	$708,989,668	$7,515,329	$438,674,224	$262,800,115

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the investment.
The Fund did not have any liabilities that were measured at fair value or Level 3 at June 30, 2011.
The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the year ended June 30, 2011.

			Net
			amortization/
Assets at Fair Value		Transfers	(accretion) of			Net
using unobservable	Balance as of	in/(out)	premium/	Net realized	Net unrealized	purchase/	Balance as of
inputs (Level 3)	December 31, 2010	of Level 3	(discount)	gains/(losses)	gains/(losses)	(sales)	June 30, 2011
Common Stocks
Broadcasting	$533,500	$—	$—	$—	$82,500	$—	$616,000
Diversified Media	7,804,243	—	—	—	(402,457)	—	7,401,786
Gaming/Leisure	10,433,255	—	—	—	(2,578,629)	926	7,855,552
Healthcare	47,040,000	—	—	—	(3,840,000)	—	43,200,000
Information Technology	536,094	(555,378)	—	—	19,284	—	—
Metals/Minerals	2,463,175	—	—	—	(739,801)	(549,824)	1,173,550
Service	2,174,434	—	—	—	237,138	—	2,411,572
Utility	32,478	—	—	—	30,447	—	62,925
Preferred Stocks	6,400,753	—	—	—	62,584	—	6,463,337
Warrants	2,357,303	—	—	—	533,064	—	2,890,367
Debt
Senior Loans	88,749,455	(5,633,891)	(590,377)	24,652	2,900,873	584,950	86,035,662
Asset-Backed Securities	47,173,078	—	26,976	—	9,872,568	—	57,072,622
Corporate Debt	62,721,918	—	1,433	(2,679,564)	(11,982,450)	(444,595)	47,616,742

Total	$278,419,686	$(6,189,269)	$(561,968)	$(2,654,912)	$(5,804,879)	$(408,543)	$262,800,115

*	Includes any applicable borrowings and/or pay downs made on revolving credit facilities held in the Fund’s Investment Portfolio.
The net unrealized losses presented in the tables above relate to investments that are still held at June 30, 2011. The Fund presents these unrealized losses on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the year ended June 30, 2011, a net amount of $6,189,269 of the Fund’s portfolio investments was transferred to Level 2 from Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
Semi Annual Report   |   19

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2011
Highland Credit Strategies Fund
Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Foreign Currency
Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates between trade and settlement dates on security transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.
Forward Foreign Currency Contracts
In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Forwards involve counterparty credit risk to the Fund because the forwards are not exchange traded, and there is no clearinghouse to guarantee forwards against default. During the six months ended June 30, 2011, the open value of the Fund’s forward foreign currency contracts were AUD 10,094,258 and EUR 17,815,756 and the closed value were AUD 13,328,705 and EUR 28,931,167.
Short Equity and Bond Sales
A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon settlement of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.
When short sales are employed, the Fund intends to limit exposure to a possible market decline in the value of its port-folio securities through short sales of securities that the Investment Adviser believes possess volatility characteristics similar to those being hedged. In addition, the Fund may use short sales for non-hedging purposes to pursue its investment objective. Subject to the requirements of the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), the Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Fund exceeds 25% of the value of its total assets. As of June 30, 2011, the Fund did not have any short sale transactions.
Credit Default Swaps
To the extent consistent with the Fund’s prospectus, the Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller typically pays the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives income throughout the term of the contract, which typically is between six months and five years, provided that there is no default event.
Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap agreement it is exposed to many of the same risks of leverage as certain other leveraged transactions, since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. As of June 30, 2011, there were no credit default swap trades outstanding.
Income Recognition
Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.
U.S. Federal Income Tax Status
The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Code and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to U.S. federal income taxes.
20    |    Semi Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2011	Highland Credit Strategies Fund
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Distributions to Shareholders
The Fund plans to pay distributions monthly and capital gain distributions annually to common shareholders. To permit the Fund to maintain more stable monthly distributions and annual distributions, the Fund may from time to time distribute less than the entire amount of income and gains earned in the relevant month or year, respectively. The undistributed income and gains would be available to supplement future distributions. Shareholders of the Fund will automatically have all distributions reinvested in Common Shares of the Fund issued by the Fund or purchased in the open market in accordance with the Fund’s Dividend Reinvestment Plan (the “Plan”) unless an election is made to receive cash. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred in connection with open market purchases, and participants requesting a sale of securities through the plan agent of the Plan are subject to a sales fee and a brokerage commission.
Cash and Cash Equivalents
The Fund considers liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities. At June 30, 2011, the Fund had $91,804 of cash and cash equivalents denominated in foreign currencies, with a cost of $92,160.
Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Fund’s Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank.
Note 3. U.S. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
The tax character of distributions paid during the years ended December 31, 2010 and December 31, 2009, the past two tax years ends, were as follows:

Distributions paid from:	2010	2009
Ordinary income*	$40,172,474	$46,162,639

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.
As of December 31, 2010, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed		Accumulated
Ordinary	Long-Term	Net Unrealized	Capital and
Income	Capital Gains	(Depreciation)*	Other Losses
$6,828,771	$—	$(207,166,911)	$(460,851,661)

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales.
As of December 31, 2010, the most recent year end, for federal income tax purposes, the Fund had capital loss carry-forwards, which will expire in the indicated years:

Capital Loss			Expiration
Carryforwards			Date
$11,115,101	*		2011
3,279,930	*		2012
8,679,337	*		2014
6,437,279	*		2015
90,161,614	* **		2016
282,026,384	***		2017
45,893,101	***		2018

$447,592,746		Total

*	These capital loss carryforward amounts were acquired in the reorganizations of Prospect Street High Income Portfolio Inc (“PHY”) and Prospect Street Income Shares Inc (“CNN”) into the Fund on July 18, 2008 and are available to offset future capital gains of the Fund. The Fund’s ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.

**	This capital loss carryforward amount was acquired in the reorganization of Highland Distressed Opportunities, Inc. (“HCD”) into the Fund on June 12, 2009, and is available to
Semi Annual Report   |   21

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2011	Highland Credit Strategies Fund

offset future capital gains of the Fund. The Fund’s ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.

***	The Fund’s ability to utilize the capital loss carryforward may be limited.
The Regulated Investment Company Modernization Act of 2010 (“Modernization Act”) was signed into law on December 22, 2010. Under the Modernization Act the Fund will be permitted to carry forward indefinitely capital losses incurred in taxable years beginning after December 22, 2010 (Tax Year 2011 for the Fund). However, any losses incurred during those future taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
Unrealized appreciation and depreciation at June 30, 2011, based on cost of investments for U.S. federal income tax purposes was:

Unrealized appreciation	$37,710,221
Unrealized depreciation	(243,844,175)

Net unrealized depreciation	$(206,133,954)

Note 4. Investment Advisory, Administration, and Trustee Fees
Investment Advisory Fee
The Investment Adviser to the Fund receives an annual fee, paid monthly, in an amount equal to 1.00% of the average weekly value of the Fund’s Managed Assets. The Fund’s “Managed Assets” is an amount equal to the total assets of the Fund, including any form of leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means.
Administration Fee
The Investment Adviser provides administrative services to the Fund. For its services, the Investment Adviser receives an annual fee, payable monthly, in an amount equal to 0.20% of the average weekly value of the Fund’s Managed Assets. Under a separate sub-administration agreement, the Investment Adviser has delegated certain administrative functions to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”). The Investment Adviser pays BNY Mellon directly for these sub-administration services.
Fees Paid to Officers and Trustees
Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser as of the period covered by this annual report.
The Fund pays no compensation to its one interested Trustee or any of its officers, all of whom are employees of the Investment Adviser.
Note 5. Fund Information
For the six month period ended June 30, 2011, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $334,353,365 and $200,078,967, respectively.
Note 6. Senior Loan Participation Commitments
The Fund may invest its assets (plus any borrowings for investment purposes) in adjustable rate senior loans (“Senior Loans”), the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic or foreign corporations, partnerships and other entities that operate in a variety of industries or geographic regions (“Borrowers”). If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest.
When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, not with the Borrower directly. As such, the Fund assumes the credit risk of the Borrowers, as well as of the selling participants or other persons interpositioned between the Fund and the Borrowers. The ability of Borrowers, selling participants or other persons interpositioned between the Fund and the Borrowers to meet their obligations may be affected by a number of factors, including economic developments in a specific industry.
At June 30, 2011, the Fund held no loans on participation.
Note 7. Credit Agreement
On February 2, 2011, the Fund entered into a $125,000,000 credit agreement with State Street Bank and Trust Company (the “Credit Agreement”). The Credit Agreement terminates January 31, 2012. Concurrent with entering into the Credit Agreement, the Fund agreed to pay a $125,000 structuring fee, which will be amortized ratably over the term of the agreement. As of June 30, 2011, $42,813 of structuring fee is
22    |    Semi Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2011	Highland Credit Strategies Fund
included in commitment fee expense on the Statement of Operations. The terms of the Credit Agreement require the Fund to pay 0.15% on the uncommitted balance and pay a spread of 1.20% over LIBOR on amounts borrowed. In connection with the execution of the Credit Agreement, the Fund amended the agreement with the holders of the Notes (the “Amendment”) (see Note 8) to allow for a secured credit facility provider. As of June 30, 2011, the fair value of the outstanding Credit Agreement was estimated to be $110,592,565. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.50% over the 1 year risk free rate.
For the period March 15, 2011 (first day of borrowing) through June 30, 2011, the average daily loan balance was $70,740,741 at a weighted average interest rate of 1.40%, excluding any commitment fee. With respect to these borrowings, interest expense of $298,540 and uncommitted balance fee of $45,250 are included in the Statement of Operations.
Note 8. Floating Rate Series A Senior Secured Notes
On April 16, 2010, the Fund issued $120,000,000 principal amount of floating rate Series A senior unsecured notes (“Notes”). The Notes bear interest, payable quarterly, at the rate of 3 month LIBOR, subject to a LIBOR floor of 1.00%, plus 1.70%, to maturity on April 16, 2015. As of June 30, 2011, the carrying value of the outstanding Notes was $120 million, excluding accrued interest that was owed at that date. As of June 30, 2011, the fair value of the outstanding Notes was estimated to be $120,883,774. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.50% over the 5 year risk free rate.
The Amendment changed the status of the Notes from unsecured to secured pari pasu with State Street Bank and Trust Company and required an amendment fee of 0.03% of the Note balance of $120,000,000 or $36,000. With respect to this fee, $36,000 is included in interest expense in the Statement of Operations.
The Fund is required to maintain on a monthly basis a specified discounted asset value for its portfolio in compliance with guidelines established in the Notes agreement. The Fund is required under the 1940 Act to maintain asset coverage for the Notes and Credit Agreement at 300%. The Fund may prepay the Notes at any time, and is subject to the following prepayment penalty on any amounts prepaid: 2.00% in the first two years, 1.00% in year three, and 0% thereafter.
The interest rate charged at June 30, 2011, was 2.70%. The average daily note balance was $120,000,000 at a weighted average interest rate of 2.70%. With respect to the Notes, interest expense of $1,629,000 is included in the Statement of Operations.
Note 9. Asset Coverage
The Fund is required to maintain 300% asset coverage with respect to amounts outstanding under the Credit Agreement and the Notes.
Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank loans and senior securities, from the Fund’s total assets and dividing the result by the principal amount of the borrowings outstanding. As of the dates indicated below, the Fund’s debt outstanding and asset coverage was as follows:

		% of
		Asset Coverage
	Total Amount	of
Date	Outstanding	Indebtedness
06/30/2011	$230,000,000	310.7%
12/31/2010	120,000,000	510.6
12/31/2009	112,000,000	509.6
12/31/2008	141,000,000	356.2
12/31/2007	248,000,000	350.4
12/31/2006	285,000,000	342.9
Note 10. Securities Loans
The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the bid value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral and receives a fee from the borrower. As of June 30, 2011, the market value of securities loaned by the Fund was $7,457. The loaned securities were secured with cash collateral of $9,946, which was invested in the BlackRock Institutional Money Market Trust.
Note 11. Unfunded Loan Commitments
As of June 30, 2011 the Fund had unfunded loan commitments of $5,678,436, which could be extended at the option of the borrower, as detailed below:

Unfunded
Loan
Borrower	Commitment
Broadstripe, LLC	$754,422
LLV Holdco, LLC	2,924,014
Sorenson Communications, Inc.	2,000,000
Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. Any applicable unrealized gain/(loss) and unrealized appreciation/(depreciation) on unfunded loan commitments are recorded on the Statement of Assets and
Semi Annual Report   |   23

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2011	Highland Credit Strategies Fund
Liabilities and the Statement of Operations, respectively. As of June 30, 2011 the Fund recognized net discount and unrealized depreciation on unfunded transactions of $492,562. The net change in unrealized appreciation on unfunded transactions of $2,926,655 is recorded in the Statement of Operations.
Note 12. Affiliated Issuers
Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies as of June 30, 2011:

	Par Value at	Shares at	Market Value
	June 30,	June 30,	December 31,	June 30,
	2011	2011	2010	2011
ComCorp Broadcasting, Inc. (Senior Loans)*	$39,444,941	—	$35,887,007	$36,888,908
Communications Corp of America (Common Stock)	—	2,010,616	—	—
Genesys Ventures IA, LP (Common Stock)	—	24,000,000	47,040,000	43,200,000
LLV Holdco, LLC (Senior Loans)	4,214,897	—	2,602,887	4,172,748
LLV Holdco, LLC — Series A Membership Interest (Common Stock)	—	26,712	10,021,113	7,813,401
LLV Holdco, LLC — Series B Membership Interest (Common Stock)	—	144	412,142	42,151
LLV Holdco, LLC — Litigation Trust Units (Common Stock)	—	13	—	—
LLV Holdco, LLC — Series C Membership Interest (Warrants)	—	602	—	—
LLV Holdco, LLC — Series D Membership Interest (Warrants)	—	828	—	—
LLV Holdco, LLC — Series E Membership Interest (Warrants)	—	925	—	—
LLV Holdco, LLC — Series F Membership Interest (Warrants)	—	1,041	—	—
LLV Holdco, LLC — Series G Membership Interest (Warrants)	—	1,179	—	—

	$43,659,838	26,042,060	$95,963,149	$92,117,208

*	Company is a wholly owned subsidiary of Communications Corp. of America.
Note 13. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers and certain counterparties. The Fund’s maximum exposure under these arrangements is unknown. The Board has approved the advancement of certain expenses to a service provider in connection with pending litigation subject to various undertakings and reporting requirements.
Note 14. Disclosure of Significant Risks and Contingencies

Concentration Risk
The Fund may focus its investments in instruments of only a few companies. The concentration of the Fund’s portfolio in any one obligor would subject the Fund to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry.
Non-Payment Risk
Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment, and a potential decrease in the net asset value of the Fund.
Credit Risk
Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/or interest payments. Investments in high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.
Illiquidity of Investments Risk
The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Fund’s investments, especially those in financially distressed companies, may require a long holding period prior to profitability.
Troubled, Distressed or Bankrupt Companies Risk
The Fund invests in companies that are troubled, in distress or bankrupt. As such, they are subject to a multitude of legal, industry, market, environmental and governmental forces that make analysis of these companies inherently difficult.
24    |    Semi Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2011	Highland Credit Strategies Fund
Further, the Investment Adviser relies on company management, outside experts, market participants and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.
Leverage Risk
The Fund uses leverage (see Notes 7 and 8) through borrowings from notes and a credit facility, and may also use leverage through the issuances of preferred shares. The use of leverage, which can be described as exposure to changes in price at a ratio greater than the amount of equity invested, either through the issuance of preferred shares, borrowing or other forms of market exposure, magnifies both the favorable and unfavorable effects of price movements in the investments made by the Fund. Insofar as the Fund employs leverage in its investment operations, the Fund will be subject to substantial risks of loss.
Foreign Securities Risk
Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Fund are maintained) and the various foreign currencies in which the Fund’s portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.
Forward Currency Contracts Risk
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of foreign currencies. A forward contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. With forwards, there is counterparty credit risk to the Fund because the forwards are not exchange traded, and there is no clearinghouse to guarantee the forwards against default.
Emerging Markets Risk
Investing in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in foreign securities to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the markets for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; and (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interest.
Derivatives Risk
Derivative transactions in which the Fund may engage for hedging or speculative purposes to enhance total return, including engaging in transactions such as options, futures, swaps, foreign currency transactions (including forward foreign currency contracts, currency swaps or options on currency and currency futures) and other derivative transactions, involve certain risks and considerations. These risks include the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use derivative transactions depends on the Investment Adviser’s ability to predict pertinent market movements, which can not be assured. Thus, the use of derivative transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell.
Investments in Swaps Risk
Investments in swaps involve the exchange with another party of commitments to pay a stream of payments. The use of swaps subjects the Fund to the risk of default by the counterparty. If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient in the event the counterparty is insolvent. However, the swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. The Fund may enter into total return swaps, credit default swaps, currency swaps or other swaps which may be surrogates for other instruments such as currency forwards or options.
Counterparty Credit Risk
Counterparty credit risk is the potential loss the Fund may incur as a result of the failure of a counterparty or an issuer
Semi Annual Report    |   25

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2011	Highland Credit Strategies Fund
to make payment according to the terms of a contract. Counterparty credit risk is measured as the loss the Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because the Fund may enter into over-the-counter forwards, options, swaps and other derivatives financial instruments, the Fund is exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.
Short Equity and Bond Sales Risk
Short selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. The Fund will profit from declines in the market prices of securities sold short to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. There can be no assurance that the securities necessary to cover a short position will be available for purchase.
Note 15. Legal Matters
Matters Relating to the Fund’s Investment in Broadstripe, LLC.
The Fund, the Adviser, other accounts managed by the Adviser, and an unaffiliated investment manager are defendants in a lawsuit filed in Delaware Superior Court on November 17, 2008 (and subsequently amended to include the Fund as a party) by WaveDivision Holdings, LLC and an affiliate, alleging causes of action stemming from the plaintiffs’ 2006 agreements with Millennium Digital Media Systems, LLC (“Millennium”) (now known as Broadstripe, LLC), pursuant to which Millennium had agreed, subject to certain conditions, to sell certain cable television systems to the plaintiffs. During the relevant period, the Fund and other defendants managed by the Adviser held debt obligations of Millennium. As of December 31, 2010, the Fund attributed total value to the Fund’s investment in the Millennium revolving credit agreement and term loan, each of which is secured by a first lien, of an aggregate of approximately $17.9 million. The complaint alleges that the Adviser and an unaffiliated investment manager caused Millennium to terminate the contracts to sell the cable systems to the plaintiffs. The amended complaint seeks compensatory and punitive damages in an unspecified amount to be presented at trial, thus, the Fund cannot predict the amount of a judgment, if any. The Fund and other accounts managed by the Adviser have filed a motion for summary judgment seeking dismissal of the lawsuit. The Fund first held Broadstripe, LLC securities following the occurrence of the events that gave rise to this lawsuit. The Adviser believes that the Fund will be removed as a defendant in this lawsuit. In the event that the Adviser or other funds managed by the Adviser are eventually found to be liable in this lawsuit, the Adviser believes that the Fund would not be responsible for any share of such liability because the Fund did not purchase Broadstripe, LLC securities until after the occurrence of the events that gave rise to this lawsuit. However, it is possible that the Adviser’s view may be incorrect. In addition, depending on the circumstances, under the investment advisory agreement the Adviser may be entitled to indemnification from the Fund for its liabilities and expenses incurred in connection with this lawsuit. The Adviser and the Fund intend to continue to defend this action vigorously.
In addition, the Fund and other funds managed by the Adviser that held certain debt issued by Millennium are defendants in a complaint filed on May 8, 2009 by the official committee of unsecured creditors of Millennium and its affiliated debtors (collectively, the “Debtors”) in the United States Bankruptcy Court for the District of Delaware. The complaint alleges various causes of action against the Fund, the Adviser and certain other funds managed by the Adviser and seeks various relief, including recharacterization and equitable subordination of the debt held by the Fund and the other funds and recovery of certain payments made by the Debtors to the Fund and the other funds. On December 8, 2010, the Fund and the other defendants entered into a settlement agreement. Among other things, the settlement provides for the stay and dismissal of the claims asserted by the creditors committee. The settlement also creates a $3.3 million creditors fund for the benefit of general unsecured creditors and provides for the payment of $500,000 in previously incurred fees by counsel to the unsecured creditors’ committee. The settlement also establishes certain milestones relating to the filing of a plan of reorganization or a motion to sell all or substantially all the Debtors’ assets. In the event these milestones are not achieved by certain specified dates, any party to the settlement may petition the United States Bankruptcy Court for the District of Delaware to terminate the settlement for cause, in which case the litigation could recommence. If the settlement were terminated and the creditors committee were to succeed in its causes of action, all or a portion of the Fund’s $17.9 million aggregate investment amount in Millennium may not be recoverable.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
Effective July 18, 2011, The Bank of New York Mellon succeeded PFPC Trust Company as custodian to the Fund.
26    |    Semi Annual Report

ADDITIONAL INFORMATION (unaudited)

June 30, 2011	Highland Credit Strategies Fund
Additional Portfolio Information
The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.
Dividend Reinvestment Plan
Unless the registered owner of Common Shares elects to receive cash by contacting BNY Mellon (the “Plan Agent”), agent for shareholders in administering the Fund’s Dividend Reinvestment Plan (the “Plan”), all dividends declared for Common Shares of the Fund will be automatically reinvested by BNY Mellon in additional Common Shares of the Fund. If a registered owner of Common Shares elects not to participate in the Plan, they will receive all dividends in cash paid by check mailed directly to them (or, if the shares are held in street or other nominee name, then to such nominee) by BNY Mellon, as dividend disbursing agent. Shareholders may elect not to participate in the Plan and to receive all dividends in cash by sending written instructions or by contacting BNY Mellon, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by contacting the Plan Agent before the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on the Shareholders’ behalf and may reinvest that cash in additional Common Shares of the Fund for them.
The Plan Agent will open an account for each shareholder under the Plan in the same name in which such shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“newly issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“open-market purchases”) on the New York Stock Exchange or elsewhere.
If, on the payment date for any dividend, the market price per Common Share plus estimated brokerage commissions is greater than the net asset value per Common Share (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued Common Shares, including fractions, on behalf of the participants. The number of newly issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value per Common Share is less than 95% of the market price per Common Share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per Common Share on the payment date.
If, on the payment date for any dividend, the net asset value per Common Share is greater than the market value per common share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in Common Shares acquired on behalf of the participants in open-market purchases.
In the event of a market discount on the payment date for any dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 120 days after the payment date for such dividend, whichever is sooner (the “last purchase date”), to invest the dividend amount in Common Shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of each dividend through the date before the “ex-dividend” date of the third month of the quarter. If, before the Plan Agent has completed its open-market purchases, the market price of a Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Agent may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer common shares than if the dividend had been paid in newly issued Common Shares on the dividend payment date. Because of the foregoing difficulty with respect to open market purchases, if the Plan Agent is unable to invest
Semi Annual Report    |    27

ADDITIONAL INFORMATION (unaudited) (continued)

June 30, 2011	Highland Credit Strategies Fund
the full dividend amount in open market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued Common Shares at the net asset value per Common Share at the close of business on the last purchase date; provided that, if the net asset value per Common Share is less than 95% of the market price per Common Share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per Common Share on the payment date.
The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.
In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.
There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Accordingly, any taxable dividend received by a participant that is reinvested in additional Common Shares will be subject to federal (and possibly state and local) income tax even though such participant will not receive a corresponding amount of cash with which to pay such taxes. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and pay a brokerage commission of $0.05 per share sold.
The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.
All correspondence concerning the Plan should be directed to the Plan Agent at BNY Mellon, 301 Bellevue Parkway, Wilmington, Delaware 19809; telephone (877) 665-1287.
28    |    Semi Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT
Investment Adviser
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
101 Sabin Street
Pawtucket, RI 02860
Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201
Fund Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600
This report has been prepared for shareholders of Highland Credit Strategies Fund (the “Fund”). The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting record for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the SEC’s website at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Fund’s website at www.highlandfunds.com.
On May 19, 2010, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive officer and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting, as applicable.
Semi Annual Report    |    29

This page intentionally left blank

HIGHLAND FUNDS
managed by
Highland Capital Management, L.P.
P.O. Box 9840
Providence, RI 02940-8040

Highland Credit Strategies Fund~HCF

Semi-Annual Report, June 30, 2011

www.highlandfunds.com

HLC-HCF-SEMI-06/11

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed registrants.
Not applicable.

Item 6.	Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

	(a) Total		(c) Total Number of	(d) Maximum Number (or
	Number of		Shares (or Units)	Approximate Dollar Value) of
	Shares (or	(b) Average	Purchased as Part of	Shares (or Units) that May Yet
	Units)	Price Paid per	Publicly Announced	Be Purchased Under the Plans
Period	Purchased	Share (or Unit)	Plans or Programs	or Programs
Month #1 (identify beginning and ending dates)1/1/11 — 1/31/11	29,090	7.820000		N/A

Month #2 (identify beginning and ending dates)2/1/11 — 2/28/11	27,825	7.8266000

Month #3 (identify beginning and ending dates)3/1/11 — 3/31/11	26,917	7.61740

Month #4 (identify beginning and ending dates)4/1/11 — 4/30/11	25,087	7.7454400

Month #5 (identify beginning and ending dates)5/1/11 — 5/31/11	22,970	7.750000

Month #6 (identify beginning and ending dates) 6/1/11 - 6/30/11	N/A	N/A

Total
Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced: Purchases were made pursuant to an Automatic Dividend Reinvestment Plan that was last filed with the SEC on June 21, 2006

b.	The dollar amount (or share or unit amount) approved: NONE

c.	The expiration date (if any) of each plan or program: NONE

d.	Each plan or program that has expired during the period covered by the table: NONE

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)		Highland Credit Strategies Fund

By (Signature and Title)*		/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date	9/6/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date	9/6/11

By (Signature and Title)*		/s/ Brian Mitts
Brian Mitts, Chief Financial Officer and Treasurer (principal financial officer)

Date	9/6/11

*	Print the name and title of each signing officer under his or her signature.